Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Disclosure Of Material Accounting Policies [Abstract]
Material Accounting Policies
3.	Material Accounting Policies
The accounting policies applied by the Company in these consolidated financial statements are the same as those applied by the Company in its consolidated financial statements as of and for the year ended December 31, 2022, except for the changes described in Note 2.(5).

(1)	Basis of consolidation
The consolidated financial statements are the financial statements of the Company in which the assets, liabilities, equity, income, expenses and cash flows of KEPCO and its subsidiaries are presented as those of a single economic entity. Subsidiaries are those entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Income and expense of a subsidiary acquired or disposed of during the year are included in the consolidated statement of comprehensive income or loss from the effective date of acquisition and up to the effective date of disposal, as appropriate. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling
interests even if this results in the
non-controlling
interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with those of the Company.
All intra-company assets and liabilities, equity, income, expenses and cash flows relating to transactions between entities within the Company are eliminated in full on consolidation.
Changes in the Company’s ownership interests in a subsidiary that do not result in the Company losing control over the subsidiary are accounted for as equity transactions. The carrying amounts of the Company’s interests and the non-controlling
interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the amount by which the non-controlling
interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.
When the Company loses control of a subsidiary, the income or loss on disposal is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), and liabilities of the subsidiary and any non-controlling
interests. When assets of the subsidiary are carried at revalued amounts or fair values and the related cumulative gain or loss has been recognized in other comprehensive income and accumulated in equity, the amounts previously recognized in other comprehensive income and accumulated in equity are accounted for as if the Company had directly disposed of the relevant assets (i.e., reclassified to profit or loss or transferred directly to retained earnings). The fair value of any investment retained in the former subsidiary at the date when control is lost is recognized as the fair value on initial recognition for subsequent accounting under IFRS 9 ‘Financial Instruments’ or, when applicable, the cost on initial recognition of an investment in an associate or a jointly controlled entity.

(2)	Business combinations
A business combination is accounted for by applying the acquisition method, unless it is a combination involving entities or businesses under common control.
The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree. Acquisition-related costs are generally recognized in profit or loss as incurred.
At the acquisition date, the identifiable assets acquired and the liabilities assumed are recognized at their fair value at the acquisition date, except that:

•
deferred tax assets or liabilities and liabilities or assets related to employee benefit arrangements are recognized and measured in accordance with IAS 12 ‘Income Taxes’ and IAS 19 ‘Employee Benefits’ respectively;

•	assets (or disposal groups) that are classified as held for sale in accordance with IFRS 5 ‘Non-current Assets Held for Sale’ are measured in accordance with that standard.
Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree, and the fair value of the acquirer’s previously held equity interest in the acquiree (if any) over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed. If, after reassessment, net of the acquisition-date amounts of the identifiable assets acquired and liabilities assumed exceeds the sum of the consideration transferred, the amount of any non-controlling
interests in the acquiree and the fair value of the acquirer’s previously held interest in the acquiree (if any), the excess is recognized immediately in profit or loss as a bargain purchase gain.
Non-controlling
interest that is present on acquisition day and entitles the holder to a proportionate share of the entity’s net assets in an event of liquidation, may be initially measured either at fair value or at the non-controlling
interest’s proportionate share of the

recognized amounts of the acquiree’s identifiable net assets. The choice of measurement can be elected on a transaction-by-transaction
basis. Other types of
non-controlling
interests are measured at fair value or, when applicable, on the basis specified in other IFRSs.
When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration arrangement, the contingent consideration is measured at its acquisition-date fair value and included as part of the consideration transferred in a business combination. Changes in the fair value of the contingent consideration that qualify as measurement period adjustments are adjusted retrospectively, with corresponding adjustments against goodwill. Measurement period adjustments are adjustments that arise from additional information obtained during the ‘measurement period’ (which cannot exceed one year from the acquisition date) about facts and circumstances that existed at the acquisition date.
The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration that is classified as equity is not re-measured
at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is re-measured
at subsequent reporting dates in accordance with IFRS 9 ‘Financial Instruments’, or with IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’ as appropriate, with the corresponding gain or loss being recognized in profit or loss.
When a business combination is achieved in stages, the Company’s previously held equity interest in the acquiree is re-measured
to fair value at the acquisition date (i.e., the date when the Company obtains control) and the resulting gain or loss, if any, is recognized in profit or loss. Amounts arising from interests in the acquiree prior to the acquisition date that have previously been recognized in other comprehensive income are reclassified to profit or loss where such treatment would be appropriate if that interest were disposed of.
If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete. Those provisional amounts are adjusted during the measurement period (see above), or additional assets or liabilities are recognized, to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.
The assets and liabilities acquired under business combinations under common control are recognized at the carrying amounts recognized previously in the consolidated financial statements of the ultimate parent. The difference between consideration transferred and carrying amounts of net assets acquired is recognized as part of share premium.

(3)	Investments in associates
An associate is an entity over which the Company has significant influence and that is neither a subsidiary nor an interest in a joint venture. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not control or joint control over those policies. If the Company holds 20% ~ 50% of the voting power of the investee, it is presumed that the Company has significant influence over the investee.
The results and assets and liabilities of associates are incorporated in these consolidated financial statements using the equity method of accounting. If the investment is classified as held for sale, in which case it is accounted for in accordance with IFRS 5
‘Non-current
Assets Held for Sale’, any retained portion of an investment in associates that has not been classified as held for sale shall be accounted for using the equity method until disposal of the portion that is classified as held for sale takes place. After the disposal takes place, the Company shall account for any retained interest in associates in accordance with IFRS 9 ‘Financial Instruments’ unless the retained interest continues to be an associate, in which case the entity uses the equity method.
Under the equity method, an investment in an associate is initially recognized in the consolidated statement of financial position at cost and adjusted thereafter to recognize the Company’s share of the profit or loss and other comprehensive income of the associate. When the Company’s share of losses of an associate exceeds the Company’s interest in that associate (which includes any long-term interests that, in substance, form part of the Company’s net investment in the associate), the Company discontinues recognizing its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the associate.
Any excess of the cost of acquisition over the Company’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities of an associate recognized at the date of acquisition is recognized as goodwill, which is included within the carrying amount of the investment. Any excess of the Company’s share of the net fair value of the identifiable assets, liabilities and contingent liabilities over the cost of acquisition, after reassessment, is recognized immediately in profit or loss.
Upon disposal of an associate that results in the Company losing significant influence over that associate, any retained investment is measured at fair value at that date and the fair value is regarded as its fair value on initial recognition as a financial asset in accordance with IFRS 9. The difference between the previous carrying amount of the associate attributable to the retained interest and its fair value is included in the determination of the gain or loss on disposal of the associate.
In addition, the Company accounts for all amounts previously recognized in other comprehensive income in relation to that associate on the same basis as would be required if that associate had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognized in other comprehensive income by that associate would be reclassified to profit or loss on the disposal of the related assets or liabilities, the Company reclassifies the gain or loss from equity to profit or loss (as a reclassification adjustment) when it loses significant influence over that associate.
The requirements of IAS 28’ Investments in Associates and Joint Ventures’ are applied to determine whether it is necessary to recognize any impairment loss with respect to the Company’s investment in an associate. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 ‘Impairment of Assets’ as a single asset by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with its carrying amount, any impairment loss recognized forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognized in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.
When the Company transacts with its associate, incomes and losses resulting from the transactions with the associate are recognized in the Company’s consolidated financial statements only to the extent of interests in the associate that are not related to the Company.

(4)	Joint arrangements
A joint arrangement is an arrangement of which two or more parties have joint control. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control. Joint arrangements are classified into two types - joint operations and joint ventures. A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement (i.e., joint operators) have rights to the assets, and obligations for the liabilities, relating to the arrangement. A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement (i.e., joint ventures) have rights to the net assets of the arrangement.
The classification of a joint arrangement as a joint operation or a joint venture depends upon the rights and obligations of the parties to the arrangement. The Company determines the type of joint arrangement in which it is involved by considering the structure and form of the arrangement, the terms agreed by the parties in the contractual arrangement and other facts and circumstances.
If the joint arrangement is a joint operation, the Company is to recognize and measure the assets and liabilities (and recognize the related revenues and expenses) in relation to its interest in the arrangement in accordance with relevant IFRSs applicable to the particular assets, liabilities, revenues and expenses. If the joint arrangement is a joint venture, the Company is to account for that investment using the equity method accounting in accordance with IAS 28 ‘Investment in Associates and Joint Ventures’ (refer to Note 3.(3)), except when the Company is applicable to the IFRS 5
‘Non-current
Assets Held for Sale’.

(5)	Non-current assets held for sale
Non-current
assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current
asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.
When the Company is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether the Company will retain a non-controlling
interest in its former subsidiary after the sale.

Non-current
assets (and disposal groups) classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell.

(6)	Goodwill
The Company measures goodwill which acquired in a business combination at the amount recognized at the date on which it obtains control of the acquiree (acquisition date) less any accumulated impairment losses. Goodwill acquired in a business combination is allocated to each cash-generating unit (CGU) that is expected to benefit from the synergies arising from the business acquired.
The Company assesses at the end of each reporting period and whenever there is an indication that the asset may be impaired. An impairment loss is recognized if the carrying amount of an asset or a CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss.
Any impairment identified at the CGU level will first reduce the carrying value of goodwill and then be used to reduce the carrying amount of the other assets in the CGU on a pro rata basis. Except for impairment losses in respect of goodwill which are never reversed, an impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.
On disposal of the relevant CGU, the amount of goodwill is included in the determination of the gain or loss on disposal.

(7)	Revenue from Contracts with Customers
The Company recognizes revenue by applying the five-step approach (Step 1: Identify the contract(s) with a customer, Step 2: Identify the performance obligations in the contract, Step 3: Determine the transaction price, Step 4: Allocate the transaction price to the performance obligations in the contract, Step 5: Recognize revenue when the entity satisfied a performance obligation). The Company recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, excluding amounts collected on behalf of third parties. Also, the Company recognizes revenue when the Company satisfies a performance obligation by transferring a promised good or service to a customer.

(i)	Sale of goods
The Company sells electricity to customers and accounts for the generation, transmission and distribution of electricity together as a single performance obligation. The sale of electricity is recognized at a point in time when electricity has been distributed to the customer. The transaction price includes variable consideration due to the progressive electricity billing system, discounts on electricity bills for government policy purposes and penalties. In situations where electricity had been delivered but not yet billed, the Company also estimates the volume of electricity delivered which can vary significantly as a result of customer usage patterns, customer mix, meter reading schedules, weather, etc. Variable consideration is estimated by using the expected value method which predicts the amount of consideration to which the Company will be entitled and is recognized only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved which is when the customer is billed.

(ii)	Sale of construction services
The Company provides power plant construction and EPC services which are each identified as a single performance obligation and is recognized over time on the estimated progress to completion using the cost-based input method. The Company believes using the cost-based input method represents a faithful depiction of the transfer of services to the customer. Cost incurred towards contract completion include costs associated with direct materials, labor, and other indirect costs related to contract performance. Judgment is required in estimating the costs expected to incur in completing the construction projects which involves estimating future materials, labor, contingencies and other related costs. Revenue is estimated based on the contractual amount; however it can also be affected by uncertainties resulting from unexpected future events.

Revenue may be recognized in advance of billing the customer which results in the recording of a contract asset. Once the Company meets the billing criteria and its rights to consideration become unconditional, the contract asset is then transferred to trade receivable. Billing requirements are generally structured around the completion of certain construction milestones. On some instances, contract liability is recognized when the Company receives consideration before being able to recognize revenue. Once revenue recognition conditions are met, the contract liability is subsequently released to revenue.

(iii)	Sale of services
The Company develops electric power resources including the provision of power generation byproducts and O&M services which are accounted for as a separate performance obligation under each contract. The Company recognizes revenue over time when customers consume the benefits provided by the Company under the terms of the service agreement.

(iv)	Adoption of the cost pass-through tariff system
The Company amended the basic supply terms and conditions with the approval of the Ministry of Trade, Industry and Energy (MOTIE) on December 17, 2020. The cost pass-through tariff system has been applied to the electricity rate after January 1, 2021 in accordance with the amendment. The Company expects the adoption of the new system would not affect the existing accounting policies including ‘revenue from contracts with customers’.

(8)	Deferred Revenue
The Company receives consideration in the form of an item of property, equipment or cash for constructing or acquiring an item of property or equipment in
exchange for supplying electricity to its customers. The transaction price is based on the fair value of the consideration received and is initially recorded in deferred revenue included in current and non-current
non-financial
liabilities of the Company’s consolidated statement of financial position. The Company determines the supply of electricity to be a single performance obligation. Deferred revenue is released to other income over time on a straight-line basis throughout the estimated service period which does not exceed the transferred asset’s useful life.

(9)	Leases
The lessee and the lessor account for each lease component separately from non-lease
component, in the lease contracts or contracts that contain lease.
However
, the Company applied a practical expedient to each type of underlying asset in accounting as a lessee, and instead of separating the non-lease
component from the lease component, it applied a method of accounting for each lease component and the related non-lease
component as a single lease contract. The lessor’s accounting has not changed significantly. Therefore, a lease that transfers most of the risks and rewards of ownership of the underlying asset is classified as a finance lease, and a lease that does not transfer most of the risks and rewards of ownership of the underlying asset is classified as an operating lease.

(i)	The Company as a lessor
In the case of finance leases, the Company recognizes the same amount of the net investment in the lease as finance lease receivables and recognizes interest income using the effective interest rate method. Income from operating leases is recognized using the straight-line basis over the lease term, and lease opening direct costs incurred during the negotiation and contract phase of the operating lease contract are added to the carrying amount of the lease asset and recognized as expenses over the lease term on a straight-line basis.

(ii)	The Company as a lessee

(a)	Right-of-use assets
The Company recognizes
right-of-use
assets at the commencement date of the lease.
Right-of-use
assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any re-measurement
of lease liabilities. The cost of
right-of-use
assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use
assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.
Right-of-use
assets are subject to impairment.

(b)	Lease liabilities
At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance
fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expenses in the period on which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance
fixed lease payments or a change in the assessment of an option to purchase the underlying asset.

(c)	Short-term leases and leases of low-value assets
The Company applies the short-term leases recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the leases of low-value
assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value
assets are recognized as expense on a straight-line basis over the lease term.
Book value and changes in book value of
right-of-use
assets and lease liabilities during the period are described in Note 24.

(10)	Foreign currencies
Transactions in foreign currencies are translated to the respective functional currencies of the Company entities at exchange rates at the dates of the transactions. Monetary items in foreign currencies are retranslated to the functional currency using the reporting date’s exchange rate.
Non-monetary
items that are measured at fair value in foreign currencies are retranslated to the functional currency at the exchange rate at the date that the fair value was determined, while non-monetary items that are measured in terms of historical cost in foreign currencies shall not be retranslated.
Exchange differences are recognized in profit or loss in the period in which they arise except for:

•
Exchange differences on foreign currency borrowings relating to assets under construction for future productive use, which are included in the cost of those assets when they are regarded as an adjustment to interest costs on those foreign currency borrowings;

•	Exchange differences on transactions entered into in order to hedge certain foreign currency risks (refer to note 3.(24)

•	Derivative financial instruments, including hedge accounting); and

•
Exchange differences on monetary items receivable from or payable to a foreign operation for which settlement is neither planned nor likely to occur (therefore forming part of the net investment in the foreign operation), which are recognized initially in other comprehensive income and reclassified from equity to profit or loss on disposal or partial disposal of the net investment.

For the purpose of presenting financial statements, the assets and liabilities of the Company’s foreign operations are expressed in Korean won using exchange rates prevailing at the end of the reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity (if applicable, in non-controlling
interests).
On the disposal of a foreign operation, the cumulative amount of the exchange differences relating to that foreign operation that have been attributed to the controlling interests shall be reclassified from equity to profit or loss (as a reclassification adjustment). The cumulative amount of the exchange differences relating to that foreign operation that have been attributed to the non-controlling
interests shall be derecognized, but shall not be reclassified to profit or loss.
On the partial disposal of a subsidiary that includes a foreign operation, the entity shall re-attribute
the proportionate share of the cumulative amount of the exchange differences recognized in other comprehensive income to the non-controlling
interests in that foreign operation. In any other partial disposal of a foreign operation the entity shall reclassify to profit or loss only the proportionate share of the cumulative amount of the exchange differences recognized in other comprehensive income.
Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition of that foreign operation shall be treated as assets and liabilities of the foreign operation. Thus they shall be expressed in the functional currency of the foreign operation and shall be translated at the closing rate. Such exchange differences shall be recognized in equity.

(11)	Borrowing costs
The Company capitalizes borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset as part of the cost of that asset. Other borrowing costs are recognized in expense as incurred. A qualifying asset is an asset that requires a substantial period of time to get ready for its intended use or sale.
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.
All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

(12)	Government grants
Government grants are not recognized unless there is reasonable assurance that the Company will comply with the grant’s conditions and that the grant will be received.
Benefit from a government loan at a below-market interest rate is treated as a government grant, measured as the difference between proceeds received and the fair value of the loan based on prevailing market interest rates.

(i)
If the Company received grants related to assets, government grants whose primary condition is that the Company purchases, constructs or otherwise acquires long-term assets are deducted in calculating the carrying amount of the asset. The grant is recognized in profit or loss over the life of a depreciable asset as a reduced depreciation expense.

(ii)
If the Company received grants related to expenses, government grants which are intended to compensate the Company for expenses incurred are recognized as other income (government grants) in profit or loss over the periods in which the Company recognizes the related costs as expenses.

(13)	Employee benefits
When an employee has rendered service to the Company during a period, the Company recognizes the contribution payable to a defined contribution plan in exchange for that service as a liability (accrued expense).
For defined benefit pension plans and other post-employment benefits, the net periodic pension expense is actuarially determined by “Pension Actuarial System” developed by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related pension liability. However, if there is not a deep market, market yields on government bonds are used.
Net defined benefit liability’s measurement is composed of actuarial gains and losses, return on plan assets excluding net interest on net defined benefit liability, and any change in the effect of the asset ceiling, excluding net interest, which are immediately recognized in other comprehensive income. The actuarial gains or losses recognized in other comprehensive income which will not be reclassified into net profit or loss for later periods are immediately recognized in retained earnings. Past service cost will be recognized as expenses upon the earlier of the date of change or reduction to the plan, or the date of recognizing termination benefits.
The retirement benefit obligation recognized in the consolidated statement of financial position represents the present value of the defined benefit obligation as adjusted for unrecognized actuarial gains and losses and unrecognized past service cost, and as reduced by the fair value of plan assets. Any asset resulting from this calculation is limited to unrecognized actuarial losses and past service cost, plus the present value of available refunds and reductions in future contributions to the plan.

(14)	Income taxes
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.

(i)	Current tax
Current tax is the expected tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the end of the reporting period and any adjustment to tax payable in respect of previous years. The taxable profit is different from the accounting profit for the period since the taxable profit is calculated excluding the temporary differences, which will be taxable or deductible in determining taxable profit (tax loss) of future periods, and non-taxable
or
non-deductible
items from the accounting profit.
Current tax assets and liabilities are offset only if, the Company (a) has a legally enforceable right to set off the recognized amounts; and (b) intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.

(ii)	Deferred tax
Deferred tax is recognized, using the asset-liability method, in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. A deferred tax liability is recognized for all taxable temporary differences. A deferred tax asset is recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which they can be utilized. However, deferred tax is not recognized for the following temporary differences: taxable temporary differences arising on the initial recognition of goodwill, or the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting profit or loss nor taxable income.
In certain circumstances such as when accounting for leases or decommissioning costs of nuclear power plants, the carrying amount of the asset recorded is equal to the liability recognized at initial recognition. When recording its deferred tax balances, the Company considers these assets and liabilities separately on a gross basis. Accordingly, the taxable temporary difference relating to the asset and the deductible temporary difference relating to the liability are separately recognized and presented on a net basis in the consolidated financial statements.
The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. Deferred tax assets or deferred tax liabilities on investment properties measured at fair value, unless any contrary evidence exists, are measured using the assumption that the carrying amount of the property will be recovered entirely through sale.

The Company recognizes a deferred tax liability for all taxable temporary differences associated with investments in subsidiaries, associates, and interests in joint ventures, except to the extent that the Company is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. The Company recognizes a deferred tax asset for all deductible temporary differences arising from investments in subsidiaries and associates, to the extent that it is probable that the temporary difference will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
The carrying amount of a deferred tax asset is reviewed at the end of each reporting period and reduces the carrying amount to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of that deferred tax asset to be utilized.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset only if there is a legally enforceable right to offset the related current tax liabilities and assets, and they relate to income taxes levied by the same tax authority and they intend to settle current tax liabilities and assets on a net basis.

(iii)	Current and deferred tax for the year
Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

(15)	Property, plant and equipment
Property, plant and equipment are initially measured at cost and after initial recognition, are carried at cost less accumulated depreciation and accumulated impairment losses. The cost of property, plant and equipment includes expenditures arising directly from the construction or acquisition of the asset, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located.
Subsequent costs are recognized in the carrying amount of property, plant and equipment at cost or, if appropriate, as separate items if it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day
servicing are recognized in profit or loss as incurred.
Property, plant and equipment, except for land, are depreciated on a straight-line basis over estimated useful lives that appropriately reflect the pattern in which the asset’s future economic benefits are expected to be consumed. For loaded nuclear fuel related to long-term raw materials and spent nuclear fuels related to asset retirement costs, the Company uses the unit-of-production
method to measure and recognize depreciation expenses.

The estimated useful lives of the Company’s property, plant and equipment are as follows:

Useful lives (years)
Buildings	8 ~ 40
Structures	5 ~ 50
Machinery	2 ~ 32
Vehicles	3 ~ 8
Loaded heavy water	30
Asset retirement costs	18, 30, 40, 60
Right-of-use assets	1 ~ 65
Ships	9
Others	4 ~ 15
A component that is significant compared to the total cost of property, plant and equipment is depreciated over its separate useful life.
Depreciation methods, residual values and useful lives of property, plant and equipment are reviewed at the end of each reporting period and if change is deemed appropriate, it is treated as a change in accounting estimate.
Property, plant and equipment are derecognized on disposal, or when no future economic benefits are expected from its use or disposal. Gains or losses arising from derecognition of an item of property, plant and equipment, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

(16)	Investment property
A property held for the purpose of earning rentals or benefiting from capital appreciation is classified as investment property. Investment property is initially measured at its cost. Transaction costs are included in the initial measurement. Subsequently, investment property is carried at depreciated cost less any accumulated impairment losses.
Subsequent costs are recognized in the carrying amount of investment property at cost or, if appropriate, as separate items if it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day
servicing are recognized in profit or loss as incurred.
Investment properties except for land, are depreciated on a straight-line basis over 8 ~ 40 years as estimated useful lives.
The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.
An investment property is derecognized upon disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from the disposal. Any gain or loss arising on derecognition of the property (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in profit or loss in the period in which the property is derecognized.

(17)	Intangible assets

(i)	Intangible assets acquired separately
Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses. Amortization is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives that are acquired separately are carried at cost less accumulated impairment losses.

(ii)	Research and development
Expenditure on research activities is recognized as an expense in the period in which it is incurred. An internally-generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

•	The technical feasibility of completing the intangible asset so that it will be available for use or sale;

•	The intention to complete the intangible asset and use or sell it;

•	The ability to use or sell the intangible asset;

•	How the intangible asset will generate probable future economic benefits;

•	The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and

•	The ability to measure reliably the expenditure attributable to the intangible asset during its development.
The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. When the development expenditure does not meet the criteria listed above, an internally-generated intangible asset cannot be recognized and the expenditure is recognized in profit or loss in the period in which it is incurred.
Internally-generated intangible assets are reported at cost less accumulated amortization and accumulated impairment losses.
The estimated useful lives and amortization methods of the Company’s intangible assets are as follows:

	Useful lives (years)	Amortization methods
Usage rights for donated assets	10 ~ 30	Straight line
Software	4, 5	Straight line
Industrial rights	5 ~ 10	Straight line
Development expenditures	5	Straight line
Leasehold rights	8 ~ 10	Straight line
Others	3 ~ 50 or indefinite	Straight line
Mining rights	—	Unit of production

(iii)	Intangible assets acquired in a business combination
Intangible assets that are acquired in a business combination are recognized separately from goodwill are initially recognized at their fair value at the acquisition date.
Subsequent to initial recognition, intangible assets acquired in a business combination are reported at cost less accumulated amortization and accumulated impairment losses, on the same basis as intangible assets that are acquired separately.

(iv)	Derecognition of intangible assets
An intangible asset is derecognized on disposal, or when no future economic benefits are expected from its use or disposal. Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset, and are recognized in profit or loss when the asset is derecognized.

(18)	Greenhouse gas emissions rights (allowances) and obligations
In accordance with the Act on the Allocation and Trading of Greenhouse Gas Emission Rights and its Enforcement Decree, the Company applies the following accounting policies for greenhouse gas emissions rights and obligations.

(i)	Greenhouse gas emissions rights
Greenhouse gas emissions rights consist of the allowances received free of charge from the government and the ones purchased. The cost of the greenhouse gas emissions rights includes expenditures arising directly from the acquisition and any other costs incurred during normal course of the a cquisition
.

Greenhouse gas emissions rights are held by the Company to fulfill the legal obligation and recorded as intangible assets. To the extent that the portion to be submitted to the government within one year from the end of reporting period, the greenhouse gas emissions rights are classified as current assets. Greenhouse gas emissions rights recorded as intangible assets are initially measured at cost and substantially remeasured at cost less accumulated impairment losses.
Greenhouse gas emissions rights are derecognized on submission to the government or when no future economic benefits are expected from its use or disposal.

(ii)	Greenhouse gas emissions obligations
Greenhouse gas emissions obligations are the Company’s present legal obligation to submit the greenhouse gas emissions allowances to the government and recognized when an outflow of resources is probable and a reliable estimate can be made of the amount of the obligation. Greenhouse gas emissions obligations are measured as the sum of the carrying amount of the allocated rights that will be submitted to the government and the best estimate of expenditure required to settle the obligation at the end of the reporting period for any excess emission.

(19)	Impairment of non-financial assets other than goodwill
At the end of each reporting period, the Company reviews the carrying amounts of its property, plant and equipment and intangible assets with definite useful lives
to determine whether there is any indication that those assets may have been impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.
Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.
Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of an asset (or a CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.
When an impairment loss subsequently reverses, the carrying amount of the asset (or a CGU) is increased to the revised estimate of its recoverable amount, to the extent the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

(20)	Inventories
Inventories are measured at the lower of cost and net realizable value. Cost of inventories for inventories in transit are measured by using specific identification method. Cost of inventories, except for those in transit, are measured under the weighted average method and consists of the purchase price, cost of conversion and other costs incurred in bringing the inventories to their present location and condition.
Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories, arising from an increase in net realizable value, are recognized as a reduction in the amount of inventories recognized as an expense in the period in which the reversal occurs.

(21)	Provisions
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
The risks and uncertainties that inevitably surround many events and circumstances are taken into account in reaching the best estimate of a provision. Where the effect of the time value of money is material, provisions are determined at the present value of the expected future cash flows.
Where some or all of the expenditures required to settle a provision are expected to be reimbursed by another party, the reimbursement shall be recognized when, and only when, it is virtually certain that reimbursement will be received if the entity settles the obligation. The reimbursement shall be treated as a separate asset.
Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimates. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

(i)	Provision for employment benefits
The Company determines the provision for employment benefits as the incentive payments based on the results of the individual performance evaluation or management assessment.

(ii)	Provision for decommissioning costs of nuclear power plants
The Company records the fair value of estimated decommissioning costs as a liability in the period in which the Company incurs a legal obligation associated with retirement of long-lived assets that result from acquisition, construction, development and/or normal use of the assets. Accretion expense consists of period-to-period
changes in the liability for decommissioning costs resulting from the passage of time and revisions to either the timing or the amount of the original estimate of undiscounted cash flows.

(iii)	Provision for disposal of spent nuclear fuel
Under the Radioactive Waste Management Act, the Company is levied to pay the spent nuclear fuel fund for the management of spent nuclear fuel. The Company recognizes the provision of present value of the payments.

(iv)	Provision for low and intermediate radioactive wastes
Under the Radioactive Waste Management Act, the Company recognizes the provision for the disposal of low and intermediate radioactive wastes in best estimate of the expenditure required to settle the present obligation.

(v)	Provision for Polychlorinated Biphenyls (“PCBs”)
Under the Persistent Organic Pollutants Control Act, enacted in 2007, the Company is required to remove PCBs, a toxin, from the insulating oil of its transformers by 2025. As a result of the enactments, the Company is required to inspect the PCBs contents of transformers and dispose of PCBs in excess of safety standards under the legally settled procedures. The Company’s estimates and assumptions used to determine fair value can be affected by many factors, such as the estimated costs of inspection and disposal, inflation rate, discount rate, regulations and the general economy.

(vi)	Provisions for the power plant region support programs
The power plant region support programs consist of scholarship programs to local students, local economy support programs, local culture support programs, environment development programs, and local welfare programs. The Company recognizes the provision in relation to the power plant region support programs.

(vii)	Provisions for transmission and transformation facilities-neighboring areas support
The Company has present obligation to conduct certain programs to support neighboring areas of our transmission and transformation facilities under the Act on Assistance to Electric Power Plants-Neighboring Areas. The Company recognizes the provision of estimated amount to fulfill the obligation.

(viii)	Renewable Portfolio Standard (“RPS”) provisions
RPS program is required to generate a specified percentage of total electricity to be generated in the form of renewable energy and provisions are recognized for the governmental regulations to require the production of energies from renewable energy sources such as solar, wind and biomass.

(22)	Financial instruments
The Company recognizes financial assets and financial liabilities in the consolidated statement of financial position when the Company becomes a party to the
contractual provisions of the instrument. Upon initial recognition, financial assets and financial liabilities are measured at their fair value plus, in the case of a financial asset or financial liabilities not at fair value through profit or loss, transaction costs that are directly attributable to the asset’s acquisition or issuance.

(i)	Classification and measurement of financial assets
The Company classifies financial assets into three principal categories; measured at amortized cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL) based on the business model in which assets are managed and their cash flow characteristics. The Company assesses the hybrid financial instrument in which derivatives embedded as a whole for classification.

Cash flow characteristics
Business model	Solely payments of principal and interest (SPPI)	Other than SPPI
To collect contractual cash flows	Amortized cost	FVTPL (*2)
Both collecting contractual cash flows and selling financial assets	FVOCI (*1)
To sell financial assets	FVTPL

(*1)	To eliminate or reduce an accounting mismatch, the Company may elect to recognize the amount of change in fair value in profit or loss.

(*2)	On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in OCI.

①
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL: 1) it is held within a business model whose objective is to hold assets to collect contractual cash flows; and 2) its contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

②
A financial asset is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL: 1) it is held within a business
model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and 2) its contractual terms of the financial asset give rise on specified dates to cash flow that are solely payments of principal and interest on the principal amount outstanding.

③
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. On initial recognition of equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in fair value in OCI, and will not reclassify (recycle) those items in OCI to profit or loss subsequently.

(ii)	Classification and measurement of financial liabilities
Financial liabilities are classified as FVTPL or other financial liabilities.
① A financial liability is classified as at FVTPL if it is classified as held-for-trading,
it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss.

② A
non-derivative
financial liability that is not classified as at FVTPL is classified as other financial liabilities. Other financial liabilities are measured initially at its fair value minus transaction costs that are directly attributable to the acquisition or issue. Other financial liabilities are subsequently measured at amortized cost using the effective interest rate method.

(iii)	Impairment: Financial assets and contract assets
The Company applies a forward-looking ‘expected credit loss’ (ECL) model for debt instruments, lease receivables, contractual assets, loan commitments and financial guarantee contracts.
The Company recognizes loss allowances measured on either of the
12-month
or lifetime ECL based on the extent of increase in credit risk since inception as shown in the below table.

Classification			Loss allowances
Stage 1	Credit risk has not increased significantly since the initial recognition	12-month ECL:	ECLs that resulted from possible default events within the 12 months after the reporting date

Stage 2	Credit risk has increased significantly since the initial recognition	Lifetime ECL:	ECL that resulted from all possible default events over the expected life of a financial instrument

Stage 3	Credit-impaired
Under IFRS 9, the Company always measures the loss allowance at an amount equal to lifetime expected credit losses for trade receivables or contract assets that result from transactions that are within the scope of IFRS 15 and that do not contain a significant financing component in accordance with IFRS 15, and if the trade receivables or contract assets include a significant financing component, the Company may choose as its accounting policy to measure the loss allowance at an amount equal to lifetime expected credit losses.
The Company has chosen to measure the loss allowance at an amount equal to lifetime expected credit losses for the trade receivables, contract assets and lease receivables that contain a significant financing component.

(iv)	Derecognition
The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset. The Company enters into transactions whereby it transfers assets recognized in its consolidated statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.
The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash
assets transferred or liabilities assumed) is recognized in profit or loss.

(23)	Service Concession Arrangements
The Company recognizes revenues from construction services and operating services related to service concession arrangements in accordance with IFRS 15 ‘Revenue from Contracts with Customers’.
The Company recognizes a financial asset to the extent that it has an unconditional contractual right to receive cash or another financial asset for the construction services and an intangible asset to the extent that it receives a right (license) to charge users of the public service. Borrowing costs attributable to the arrangement are recognized as an expense in the period in which they are incurred unless the Company has a contractual right to receive an intangible asset (a right to charge users of the public service). In this case, borrowing costs attributable to the arrangement are capitalized during the construction phase of the arrangement.

(24)	Derivative financial instruments, including hedge accounting
The Company enters into a variety of derivative arrangements to manage its exposure to interest rate and foreign exchange rate risk, including foreign exchange
forward contracts, interest rate swaps and cross currency swaps and others.
Derivatives are initially recognized at fair value. Subsequent to initial recognition, derivatives are measured at fair value. The resulting gain or loss is recognized in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in such case the timing of the recognition in profit or loss depends on the nature of the hedge relationship.
A derivative with a positive fair value is recognized as a financial asset; a derivative with a negative fair value is recognized as a financial liability. A derivative is presented as a non-current
asset or a
non-current
liability if the remaining maturity of the instrument is more than 12 months and it is not expected to be realized or settled within 12 months. Other derivatives are presented as current assets or current liabilities.

(i)	Separable embedded derivatives
Derivatives embedded in other financial instruments or other host contracts are treated as separate derivatives when their risks and characteristics are not closely related to those of the host contracts and when the host contracts are not measured at FVTPL.
An embedded derivative is presented as a
non-current
asset or a
non-current
liability if the remaining maturity of the hybrid instrument to which the embedded derivative is part of, is more than 12 months and it is not expected to be realized or settled within 12 months. All other embedded derivatives are presented as current assets or current liabilities.

(ii)	Hedge accounting
The Company designates certain hedging instruments, which include derivatives, embedded derivatives and non-derivatives
in respect of foreign currency risk, as either fair value hedges or cash flow hedges. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.
At the inception of the hedge relationship, the entity documents the relationship between the hedging instrument and the hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions. Furthermore, at the inception of the hedge and on an ongoing basis, the Company documents whether the hedging instrument is highly effective in offsetting changes in fair values or cash flows of the hedged item.

(iii)	Fair value hedges
Changes in the fair value of derivatives that are designated and qualify as fair value hedges are recognized in profit or loss immediately, together with any changes in the fair value of the hedged asset or liability that are attributable to the hedged risk. The changes in the fair value of the hedging instrument and the change in the hedged item attributable to the hedged risk relating to the hedged items are recognized in the consolidated statements of comprehensive income or loss.

Hedge accounting is discontinued when the Company revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or when it no longer qualifies for hedge accounting. The fair value adjustment to the carrying amount of the hedged item arising from the hedged risk is amortized and recognized as profit or loss from that date.

(iv)	Cash flow hedges
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, and is included in the ‘finance income and expense’.

Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to profit or loss in the periods when the hedged item is recognized in profit or loss, in the same line of the consolidated statement of comprehensive income or loss as the recognized hedged item. However, when the forecast transaction that is hedged results in the recognition of a non-financial
asset or a
non-financial
liability, the gains or losses previously accumulated in equity are transferred from equity and included in the initial measurement of the cost of the non-financial
asset or
non-financial
liability.
Hedge accounting is discontinued when the Company revokes the hedging relationship, when the hedging instrument expires or is sold, terminated, or exercised, or it no longer qualifies for hedge accounting. Any gain or loss accumulated in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in profit or loss. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in profit or loss.